STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Ordinary shares	Additional paid-in capital	Treasury shares at cost	Accumulated other comprehensive income (loss)	Retained earnings	Total
Balance at Dec. 31, 2021	$ 0.8	$ 2,276.7	$ (10,550.7)	$ (0.6)	$ 11,530.9	$ 3,257.1
Issuance of treasury shares under stock purchase plans, upon exercise of options and vesting of restricted stock units		92.6	48.5			141.1
Treasury shares at cost			(1,299.9)			(1,299.9)
Stock-based compensation		131.4				131.4
Other comprehensive income (loss), net of tax				(97.3)		(97.3)
Net income					796.9	796.9
Balance at Dec. 31, 2022	0.8	2,500.7	(11,802.1)	(97.9)	12,327.8	2,929.3
Issuance of treasury shares under stock purchase plans, upon exercise of options and vesting of restricted stock units		85.2	48.5			133.7
Treasury shares at cost			(1,287.6)			(1,287.6)
Stock-based compensation		145.3				145.3
Other comprehensive income (loss), net of tax				58.7		58.7
Fair value of awards attributable to pre-acquisition services		1.3				1.3
Net income					840.3	840.3
Balance at Dec. 31, 2023	0.8	2,732.5	(13,041.2)	(39.2)	13,168.1	2,821.0
Issuance of treasury shares under stock purchase plans, upon exercise of options and vesting of restricted stock units		164.2	76.7			240.9
Treasury shares at cost			(1,299.9)			(1,299.9)
Stock-based compensation		149.7				149.7
Other comprehensive income (loss), net of tax				28.9		28.9
Fair value of awards attributable to pre-acquisition services		3.1				3.1
Net income					845.7	845.7
Balance at Dec. 31, 2024	$ 0.8	$ 3,049.5	$ (14,264.4)	$ (10.3)	$ 14,013.8	$ 2,789.4